Accrued Liabilities (Warranty Accrual) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Roll Forward]
Beginning balance	$ 14.1	$ 12.8	$ 11.5
Net provisions for warranties issued	3.1	5.6	5.8
Net benefits for warranties existing at the beginning of the year	(2.2)	(3.9)
Payments related to the warranty accrual	(0.6)	(0.9)	(4.7)
Foreign currency translation	0.1	0.5	0.2
Ending balance	$ 14.5	$ 14.1	$ 12.8